FAIR VALUE FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities	$ 151	$ 22
Convertible subordinated notes, Series B	2,094	528
The fair value of Series A convertible subordinated notes, as traded on the Tel Aviv Stock Exchange.	4,900	2,100
Level 1 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities
Convertible subordinated notes, Series B	2,094	528
Level 2 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities
Convertible subordinated notes, Series B
Level 3 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities	151	22
Convertible subordinated notes, Series B